UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22777

Investment Company Act File Number

Eaton Vance Municipal Income 2028 Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income 2028 Term Trust

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 153.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.2%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$2,415	$2,765,634

		$2,765,634

Education — 8.6%
Portland Community College District, OR, 3.25%, 6/15/32(1)	$10,250	$10,473,956
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	9,027,994

		$19,501,950

Electric Utilities — 5.7%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.10%, 5/1/26	$820	$834,752
Northern Municipal Power Agency, MN, 5.00%, 1/1/29	225	268,164
Northern Municipal Power Agency, MN, 5.00%, 1/1/30	235	278,193
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	11,462,360

		$12,843,469

Escrowed/Prerefunded — 2.9%
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(1)	$5,400	$6,269,934
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(1)	185	215,673

		$6,485,607

General Obligations — 34.6%
Clackamas Community College District, OR, 0.00%, 6/15/28	$1,830	$1,310,024
Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	681,640
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	705,660
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,584,891
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,610,869
Edgewater Board of Education, NJ, 4.00%, 3/1/29	1,000	1,134,660
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	488,800
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	554,263
Hawaii, 5.00%, 11/1/28(1)	2,415	2,799,033
Illinois, 5.00%, 11/1/29(2)	1,500	1,637,910
Illinois, 5.00%, 5/1/33	3,200	3,392,768
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,028,150
Ocean City, NJ, 1.00%, 11/15/28	565	478,753
Pennsylvania, 4.00%, 4/1/29(1)	10,000	10,719,840
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	1,016,475
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	1,250	805,600
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)	10,000	10,830,600
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/32	4,395	2,779,046
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)	4,200	4,500,098
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)	4,350	4,623,824
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(1)	10,000	10,867,780
University City School District, MO, 0.00%, 2/15/33	2,850	1,764,834

Security	Principal Amount (000’s omitted)	Value
Washington, 4.00%, 7/1/29(1)	$10,000	$10,868,600

		$78,184,118

Hospital — 16.4%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(1)	$10,000	$10,964,080
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,770,650
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	3,029,301
Maple Grove, MN, (Maple Grove Hospital Corp.), 5.00%, 5/1/28	1,000	1,186,020
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	530	556,903
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	2,720	3,188,846
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(3)	450	500,927
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	1,000	1,107,510
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,084,859
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/28	650	741,156
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	10,000	10,309,200
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,658,895

		$37,098,347

Housing — 6.7%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$3,310	$3,416,135
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	1,405	1,469,218
Virginia Housing Development Authority, 3.625%, 1/1/31(1)	10,000	10,261,650

		$15,147,003

Industrial Development Revenue — 5.9%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,478,059
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(3)	2,500	2,502,175
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	540	568,706
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,159,480
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	569,145
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	973,238
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	3,082,560

		$13,333,363

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (AGM), 1.414%, (67% of 3 mo. USD LIBOR + 0.52%), 7/1/29(4)	$2,000	$1,685,000
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	481,390
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	4,798,600

		$6,964,990

Insured-General Obligations — 3.0%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	$4,000	$2,708,240
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,288,340
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,296,752

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	$500	$508,685

		$6,802,017

Insured-Industrial Development Revenue — 1.9%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,277,406

		$4,277,406

Insured-Special Tax Revenue — 1.5%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,402,946
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,115	379,925
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,491,855

		$3,274,726

Insured-Transportation — 4.8%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$731,082
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,511,440
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	6,043,446
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,125,460
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,433,152

		$10,844,580

Insured-Water and Sewer — 2.5%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$602,175
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	731,362
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	581,365
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,675,839
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,006,260

		$5,597,001

Lease Revenue/Certificates of Participation — 0.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,060,200

		$1,060,200

Other Revenue — 6.5%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/28	$750	$888,518
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 1/1/29(1)	10,000	10,781,680
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,983,094

		$14,653,292

Senior Living/Life Care — 8.6%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$1,548,768
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	283,043
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	155,595
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	2,905,375
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	500	554,960
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	658,014
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,381,987
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,591,695
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	786,451

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	$910	$930,338
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,060	1,280,607
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(3)	1,200	1,314,552
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29(2)	1,100	1,239,271
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	465	532,253
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,000	1,108,210
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	399,551
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	552,495
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/28	750	821,820
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,338,672

		$19,383,657

Special Tax Revenue — 16.9%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,435	$1,469,742
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	931,095
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	10,829,575
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(1)	12,000	14,126,280
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(1)	2,000	2,200,155
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(1)	5,680	6,211,080
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(1)	2,120	2,305,855

		$38,073,782

Student Loan — 3.3%
Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$955	$1,008,614
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	3,000	3,411,000
New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	1,625	1,685,482
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	1,310	1,369,133

		$7,474,229

Transportation — 12.7%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	$1,500	$1,783,860
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	2,000	1,702,360
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	758,728
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,418,355
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,895,220
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,613,722
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	737,750
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/27	3,250	3,801,103
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/29	2,575	2,974,563
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)	10,000	10,372,793
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	2,425	1,596,596

		$28,655,050

Water and Sewer — 6.5%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$1,098,990
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,641,600

Security	Principal Amount (000’s omitted)	Value
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	$7,500	$7,877,715

		$14,618,305

Total Tax-Exempt Municipal Securities — 153.8% (identified cost $327,062,672)		$347,038,726

Taxable Municipal Securities — 4.2%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.9%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,431,671
Chicago, IL, 7.375%, 1/1/33	1,000	1,157,920
Chicago, IL, 7.781%, 1/1/35	1,675	1,995,260

		$6,584,851

Insured-Transportation — 1.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$2,956,893

		$2,956,893

Total Taxable Municipal Securities — 4.2% (identified cost $8,059,773)		$9,541,744

Total Investments — 158.0% (identified cost $335,122,445)		$356,580,470

Other Assets, Less Liabilities — (58.0)%		$(130,860,164)

Net Assets — 100.0%		$225,720,306

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2017, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	11.2%
California	10.3%
Arizona	10.1%
Texas	10.0%
Others, representing less than 10% individually	58.4%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $5,425,164 or 2.4% of the Trust’s net assets.

(4)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2017.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open financial instruments at October 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$347,038,726	$—	$347,038,726
Taxable Municipal Securities	—	9,541,744	—	9,541,744
Total Investments	$—	$356,580,470	$—	$356,580,470

The Trust held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income 2028 Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017